Correction of Immaterial Errors (Tables)	6 Months Ended
Jun. 30, 2026
Correction of Immaterial Errors [Abstract]
Schedule of Consolidated Statement of Financial Position

Consolidated statement of financial position

	As of December 31, 2025
	As previously reported	Adjustment	As adjusted
Debentures	7,992	2,384	10,376
Accumulated losses	(638,034)	(2,384)	(640,418)
Total shareholders’ deficit	(154,819)	(2,384)	(157,203)

Schedule of Consolidated Statement of Loss and Comprehensive Loss

Consolidated statement of loss and comprehensive loss

	Six months ended June 30, 2025
	As previously reported	Adjustment	As adjusted
Financial income and expense, net	(20,896)	(170)	(21,066)
Net loss	(57,307)	(170)	(57,477)
Net loss attributed to: Owners of the Company	(59,961)	(170)	(60,131)

	Six months ended June 30, 2025
Loss Per Share Calculations	As previously reported	Adjustment	As adjusted
Net loss	(57,307)	(2,824)	(60,131)
Weighted average shares outstanding, basic and diluted	9,225,784	-	9,225,784
Net loss per ordinary share — basic and diluted	(6.21)	(0.31)	(6.52)